Leases - Schedule of quantitative information about right-of-use assets and a lease liability (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Lease of right-of-use assets, Beginning Balance	$ 496,076	$ 527,862
Additions	(29,944)	(78,407)
Disposal	(33,137)	(14,529)
Effect of Foreign Exchange	26,512	61,150
Lease of right-of-use assets, End Balance	459,507	496,076
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease of right-of-use assets, Beginning Balance	759,107	737,506
Additions	0	40,973
Disposal	(48,691)	(19,372)
Effect of Foreign Exchange	0	0
Lease of right-of-use assets, End Balance	710,416	759,107
Amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease of right-of-use assets, Beginning Balance	(263,031)	(209,644)
Additions	(29,944)	(119,380)
Disposal	15,554	4,843
Effect of Foreign Exchange	26,512	61,150
Lease of right-of-use assets, End Balance	$ (250,909)	$ (263,031)